FINANCIAL INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2022
Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]

	Year ended December 31,
	2022	2021	2020

Bank charges	$(728)	$(761)	$(539)
Income (expenses) related to hedging activity	9,747	6,408	(5,529)
Amortization of debt discount and issuance costs	(5,213)	(5,298)	(29,954)
Exchange rate loss	(6,403)	(6,711)	(2,352)
Net gain (loss) from equity securities	(200,338)	267,831	69,042

Total income (expenses )	(202,935)	261,469	30,668

Interest income	19,422	10,474	16,391

Total financial income (expenses), net	$(183,513)	$271,943	$47,059